Financial Instruments (Details 5) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Total	₪ (911,051)	₪ (1,441,359)
Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Total	(1,024,168)	(1,589,852)
Level 3 [Member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long- term loans at fixed interest rate		(369,923)
Level 3 [Member] | Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Long- term loans at fixed interest rate		(369,923)
Level 1 [Member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Notes	(911,051)	(1,071,436)
Level 1 [Member] | Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Notes	₪ (1,024,168)	₪ (1,219,929)